Scout Funds
Money Market Fund – Federal Portfolio – Investor Class Shares
Money Market Fund – Prime Portfolio – Investor Class Shares
Tax-Free Money Market Fund – Investor Class Shares

Supplement dated December 7, 2010 to the Prospectus dated October 31, 2010 for the above-referenced Funds

Upon the recommendation of Scout Investment Advisors, Inc. (the “Advisor”), the Scout Funds Board of Trustees has adopted a Plan of Liquidation to cease operations of the Scout Money Market Fund – Federal Portfolio, Scout Money Market Fund – Prime Portfolio and Scout Tax-Free Money Market Fund (the “Funds”) and liquidate the Funds.  While the Funds have served for many years as high quality money market fund investment options for clients and customers of the Advisor and UMB Financial Corporation, the Advisor has determined that it is no longer economically viable to continue operating the Funds in view of their size and future prospects for growth.  The liquidation is expected to be completed in early 2011.

The Advisor is working to provide shareholders who own Fund shares in connection with cash sweep and other special arrangements with opportunities to invest proceeds from their Fund share redemptions in other money fund investments.  If you own shares through one of these arrangements, you may be contacted regarding replacement money fund investments.

Shareholders may sell Fund shares or exchange Fund shares for shares of other Scout Funds at any time prior to the liquidation date.  Procedures for selling or exchanging your shares are contained in the “Selling Shares” and “Exchanging Shares” sections of the Funds’ Prospectus.  Any shareholders that have not sold or exchanged their shares of the Funds prior to the liquidation date will have their shares automatically redeemed as of that date, with proceeds being sent to the address of record.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS.  If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares.  If you hold shares in a tax-deferred account and you have not given other instructions, your liquidation proceeds will be maintained in your tax-deferred account but will remain uninvested.  If you receive a distribution from an Individual Retirement Account (IRA) or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another IRA within 60 days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year.  If you receive a distribution from a 403(b)(7) Custodian Account (tax-sheltered account) or a Keogh Account, you must roll the distribution into a similar type of retirement plan within 60 days in order to avoid disqualification of your plan and the severe tax consequences that it can bring.  If you are the trustee of a Qualified Retirement Plan, you may reinvest the money in any way permitted by the plan and trust agreement.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Funds
Money Market Fund – Federal Portfolio – Service Class Shares
Money Market Fund – Prime Portfolio – Service Class Shares
Tax-Free Money Market Fund – Service Class Shares

Supplement dated December 7, 2010 to the Prospectus dated October 31, 2010 for the above-referenced Funds

Upon the recommendation of Scout Investment Advisors, Inc. (the “Advisor”), the Scout Funds Board of Trustees has adopted a Plan of Liquidation to cease operations of the Scout Money Market Fund – Federal Portfolio, Scout Money Market Fund – Prime Portfolio and Scout Tax-Free Money Market Fund (the “Funds”) and liquidate the Funds.  While the Funds have served for many years as high quality money market fund investment options for clients and customers of the Advisor and UMB Financial Corporation, the Advisor has determined that it is no longer economically viable to continue operating the Funds in view of their size and future prospects for growth.  The liquidation is expected to be completed in early 2011.

The Advisor is working to provide shareholders who own Fund shares in connection with cash sweep and other special arrangements with opportunities to invest proceeds from their Fund share redemptions in other money fund investments.  If you own shares through one of these arrangements, you may be contacted regarding replacement money fund investments.

Shareholders may sell Fund shares or exchange Fund shares for shares of other Scout Funds at any time prior to the liquidation date.  Procedures for selling or exchanging your shares are contained in the “Selling Shares” and “Exchanging Shares” sections of the Funds’ Prospectus.  Any shareholders that have not sold or exchanged their shares of the Funds prior to the liquidation date will have their shares automatically redeemed as of that date, with proceeds being sent to the address of record.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS.  If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares.  If you hold shares in a tax-deferred account and you have not given other instructions, your liquidation proceeds will be maintained in your tax-deferred account but will remain uninvested.  If you receive a distribution from an Individual Retirement Account (IRA) or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another IRA within 60 days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year.  If you receive a distribution from a 403(b)(7) Custodian Account (tax-sheltered account) or a Keogh Account, you must roll the distribution into a similar type of retirement plan within 60 days in order to avoid disqualification of your plan and the severe tax consequences that it can bring.  If you are the trustee of a Qualified Retirement Plan, you may reinvest the money in any way permitted by the plan and trust agreement.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.